Short-term investment (Details Textual)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of short-term investment [Line Items]
Current investments	$ 271,455		$ 3,352,062
Short term investments, yield rate	1.05%	1.05%	0.825%	0.825%
China [Member]
Disclosure of short-term investment [Line Items]
Current investments	$ 15,441,479	¥ 80,032,150	$ 25,975,769	¥ 134,137,574
Bottom of range [member]
Disclosure of short-term investment [Line Items]
Short term investments, yield rate			1.43%	1.43%
Top of range [member]
Disclosure of short-term investment [Line Items]
Short term investments, yield rate			2.15%	2.15%